Note 9 - Capital Transactions (Tables)	3 Months Ended
Jun. 30, 2021
Notes Tables
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Warrants Outstanding
	Number of Shares	Exercise Price

Outstanding at March 31, 2019	99,790,989
Warrants issued	7,622,780	$0.30
Warrants exercised	(17,563,000)	0.03550.1010
Warrants expired/cancelled	(5,312,608)	0.5002.0000
Outstanding at March 31, 2020	84,538,161
Warrants issued	43,493,809	$0.10
Warrants exercised	(35,798,809)	0.03000.03535
Warrants expired/cancelled	(6,390,125)	0.6000.9090
Outstanding at March 31, 2021	85,843,036